Summary of Significant Accounting Policies - Schedule of Significant Expense Categories by Segment (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Collaboration revenues	$ 0		$ 9,197		$ 3,729	$ 12,594	$ 19,632	$ 14,919
Less:
Net loss	(9,774)	$ (9,266)	(11,162)	$ (18,978)	(19,040)	(30,140)	(60,477)	(86,879)
Reporting Segment
Segment Reporting Information [Line Items]
Collaboration revenues	0		9,197		3,729	12,594	19,632	14,919
Less:
Research and development, excluding facilities, personnel, depreciation and amortization expenses	1,499		7,643		3,027	17,834	33,147	45,905
General and administrative, excluding facilities and personnel expenses, depreciation and amortization expenses	2,836		4,070		5,257	7,726	14,829	19,118
Facilities expense	656		1,794		1,755	3,426	5,917	7,671
Personnel expense	787		6,311		8,141	12,840	24,564	27,324
Depreciation, amortization and interest on finance and sale-leaseback lease liabilities	38		1,153		750	2,338	3,894	3,984
Other segment items	3,958		(612)		3,839	(1,430)	(2,242)	(2,204)
Net loss	$ (9,774)		$ (11,162)		$ (19,040)	$ (30,140)	$ (60,477)	$ (86,879)